Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis of preparation
Basis of preparation

2 Basis of preparation

Unless otherwise specified, “the Company” refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while “the Group” refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The consolidated financial statements of the Group were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”). The accounting policies used in the fiscal year 2023 generally correspond to the policies applied in the prior year.

These consolidated financial statements are presented in EURO, which is the Group’s functional currency. Unless otherwise specified, all financial information presented in EURO is rounded to the nearest thousand (EUR k) in line with customary commercial practice.

2.1New significant accounting policies and accounting judgments and estimates

Investment in Joint Venture

The Group assesses whether it has significant influence not only on the basis of its ownership percentage but also on the existence of qualitative factors such as representation on the board of directors of the investee, its participation in decision-making processes, interchange of managerial personnel and access to technical information. The Group assesses rights and obligations agreed to by the parties to a joint arrangement and, when relevant, other facts and circumstances in order to determine whether the joint arrangement in which it is involved is a joint venture or a joint operation. Management assessed the JV agreement mentioned in Note 1 has determined as a joint venture based on the analysis of the different factors under the applicable standard (as voting rights, percentage of ownership, board reserves matter and resolutions), and concluded this should be accounted under the equity method (Note 5 (h)).

2.2 Going Concern

As an early commercial-stage company, the Group is still in progress towards reaching break-even in its diagnostic and pharmaceutical businesses. The Group and Company are subject to a number of risks similar to those of other development and early commercial stage companies. These risks include, among other things, the failure to enter into and successfully execute further collaborations with pharmaceutical partners and the failure to generate sufficient revenue from the Company’s development portfolio.

The Group´s ongoing success and ultimately the attainment of profitable operations depends on future uncertain events which include, among other things, obtaining adequate financing to promote commercial and development activities until the Group can generate sufficient revenues to support its operating cash requirements. The Group has incurred operating losses since inception. For the year ended December 31, 2023, the Group incurred a net comprehensive loss of EUR 35.8 million, resulting in the net cash outflows from operating activities of EUR 31.7 million. As of December 31, 2023, the Group had generated an accumulated deficit of EUR 177.1 million and had an equity position of EUR (25.3) million.

During 2023, management obtained a significant financing through a convertible loan. In parallel, management is in discussions with several private equity parties aiming to secure a significant capital injection. These parties are also a suitable strategic fit for the Company. The Company entered into a joint venture agreement (the “Joint Venture Agreement”) dated June 26, 2023, with Pharmaceutical Investment Company (“PIC” or “Lifera”), a closed joint stock company incorporated pursuant to the laws of Saudi Arabia and a wholly-owned subsidiary of the Public Investment Fund (PIF) based in Riyadh, to form a joint venture under the laws of Saudi Arabia. Pursuant to the Joint Venture Agreement, and subject to the terms and conditions contained therein, the Company and PIC have established a limited liability company in Saudi Arabia (the “JV”). In connection with the Joint Venture Agreement, Lifera and the Company have entered into a convertible loan agreement (the “Loan Agreement”), pursuant to which Lifera has loaned the Company USD 30.0 million (the “Principal Amount”). The Loan Agreement was signed on October 26, 2023. On October 30, 2023, the Company received the cash of USD 30.0 million (EUR 28.3 million). The loan originally had a term of six months and was originally scheduled to automatically convert into equity on the maturity date which was April 26, 2024. The conversion of the loan to equity requires the approval of the Committee on Foreign Investment in the United States (“CFIUS”), which is pending. Both companies have finalized the incorporation of the JV on November 19, 2023 and related ancillary agreements signed November 27, 2023 – refer to Note 21.1. The Company invested USD 5.0 million on the JV owning 20% of the shareholding of the company. The Company received cash inflows of SAR 40 million (EUR 9.4 million) on December 27, 2023, linked to the transfer of data from the Biodatabank relating to information from the region of the Kingdom of Saudi Arabia (Note 15).

On May 12, 2024, the Company completed an account receivables sale (the “PIC AR Sale”) with PIC. The terms of the PIC AR Sale are set forth in the KSA Receivables Transfer Agreement, which became effective as of May 12, 2024 (the “KSA Receivables Transfer Agreement”), and the accompanying Variation Agreement (the “KSA Receivables Variation Agreement,” and together with the KSA Receivables Transfer Agreement, the “Receivables Agreement”) between the Company, and PIC dated as of May 12, 2024. Pursuant to the Receivables Agreement, PIC agreed to purchase rights to certain of Centogene’s accounts receivable in the region of the Kingdom of Saudi Arabia (each, a “KSA Receivable”) for an aggregate purchase price of USD 15.0 million (EUR 13.9 million) (the “AR Purchase Price”). The AR Purchase Price is payable by PIC in three tranches of USD 5.0 million (each, a “Tranche Payment”), with the first Tranche Payment having been paid on May 13, 2024 and the remaining two Tranche Payments to be paid on or about May 31, 2024 and June 30, 2024 (or, in each case, such other date agreed upon by the parties), subject to the satisfaction by the Company of certain conditions precedent set forth in the Receivables Agreement including achievement of business plan targets.

On May 12, 2024, the Company and PIC entered into a share purchase agreement (the “Share Purchase Agreement”) pursuant to which the Company agreed to sell to PIC 16,000 shares in the capital of Genomics Innovation Company Limited, (the “JV”), representing 16% of the JV’s total outstanding shares, for an aggregate purchase price of SAR 20.0 million (EUR 4.9 million) (the “Share Purchase Consideration”). The Company has retained a 4% equity position in the JV. Under the terms of the Share Purchase Agreement, during the 24-month period following the six-month anniversary of the closing date of the share purchase, the Company shall have an option to purchase a number of shares in the JV equal to 16% of the aggregate number of shares outstanding at the time of exercise of such option (the “Call Option Shares”).

On May 12, 2024, the Company and PIC entered into a Second Amendment (the “Second Loan Amendment”) to the Convertible Loan Agreement, dated October 26, 2023, between the Company and PIC to, among other provisions, bifurcate the existing conversion feature of the loan such that (i) an aggregate principal amount of USD 15.0 million plus related conversion fees (the “First Amount”), shall convert on the earlier of April 1, 2025 or the date that is ten (10) days following the receipt by the Company and PIC of approval by the Committee on Foreign Investment in the United States (CFIUS), which is pending, of the issuance of the Company’s common shares upon conversion of the loan (“CFIUS Clearance”); and (ii) the remaining aggregate principal amount of USD 15.0 million plus all accrued and unpaid interest and related conversion fees (the “Second Amount”) shall convert on the second anniversary of the First Conversion.

In order to close the transactions mentioned above, we obtained Oxford’s consent on May 12, 2024, which included the addition of certain covenants in our Oxford Loan and Security Agreement. Specifically, we agreed to certain near-term timing requirements for the entry into a binding definitive agreement for the sale of the Company by July 15, 2024 and by June 15, 2024 with respect to the receipt of nonbinding term sheets relating to a sale. A breach of these timing requirements would constitute an event of default under the Oxford Loan and Security Agreement, unless waived by Oxford, which might require us to open insolvency proceedings if Oxford demands the repayment of the loan at short notice and no other financing can be secured. This covenant is consistent with the process management announced in February 2024 to explore strategic alternatives, where we engaged an investment banking firm to advise us in connection with this process. We are currently in active discussions with several interested parties, which could result in a near term transaction by July 15, 2024.

Considering cash and cash equivalents of EUR 19.1 million and short-term interest-bearing debt obligation of EUR 28.0 million (including convertible loan) as of December 31, 2023, the Group has prepared cash flow forecasts and considered the cash flow requirement for the Company, for at least the twelve-month period following the date of the approval of these consolidated financial statements. Management’s cash flow projections include estimates for the net cash flows expected to be received from the sale of receivables and modifications to the convertible loan mentioned above, together with the Share Purchase Agreement, as well as its liquidity needs for the next twelve-months in accordance with the business plan.

Management have considered the uncertainties described in Note 6.2 when preparing the business plan and the cash flow forecast for the purpose of our going concern assessment.

While management is pursuing avenues to ensure we have sufficient liquidity and resources to maintain operations, if the Company is unable to obtain such funding, achievement of revenue growth and cost containment,, our current cash and cash equivalents will not be sufficient to fund our operations and meet all of our obligations as they fall due for at least one year from the date of the issuance of the consolidated financial statements, which results in a material uncertainty that raises significant doubt about our ability to continue as a going concern. We do not know whether additional funding will be available in the desired amount, at the desired time, or on acceptable terms, or at all.

The accompanying consolidated financial statements for the year ended December 31, 2023, have been therefore prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, should the Group be unable to continue as a going concern.

2.3Geopolitical Conditions and COVID-19 Pandemic

Worldwide economic and political disruptions as a result the conflicts between Russia and Ukraine as well as in the Middle East, and the effects of COVID-19 have resulted and is expected to further result in interruptions to business operations and supply chain disruption, affecting raw material and or intermediate supply or manufacturing capabilities.

Until today, the impact of geopolitical conditions has not been significant to the Group’s operations. However, economic growth is expected to slow, including due to the recent surge in inflation and related actions by central banks, with a significant risk of recession in many parts of the world in the near term. This may also prolong tight credit markets and potentially cause such conditions to become more severe. These issues, along with the re-pricing of credit risk and the difficulties currently experienced by financial institutions, may make it difficult to obtain financing. Additionally, the Group may be affected by price increases or certain fiscal policy changes in Germany, such as new tax legislation, economic sanctions, and comparable measures, although at this point, management does not foresee any such macroeconomic changes.

COVID-19 vaccines being widely available, management updated its long-term outlook for the COVID-19 testing business at the end of the third quarter of 2021 and decided to wind-down all COVID-19 business related operations. Consequently, all COVID-19 testing site contracts expired, all COVID-19 operations at testing sites had ceased and the COVID-19 testing business was discontinued as of March 31, 2022. For Diagnostics and Pharmaceutical businesses, management expects that the impact of the pandemic would be minimal to none for the foreseeable future.